Revenue and Consolidated Segment Data - Schedule of Information by Segment (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenues		$ 18,207,186	$ 17,566,844
Operating loss		(2,480,761)	(2,081,862)
Total other income from four segments		70,548	50,881
Foreign exchange (gain) losses, net:
Foreign exchange losses, net		719,817	(775,698)
Finance income (costs), net:
Loss before income tax from continuing operations		(2,178,945)	(1,900,095)
Provision for income tax (expense) benefit		(48,177)	22,949
Net loss for the period from continuing operations		(2,227,122)	(1,877,146)
Net profit for the period from discontinued operations			38,719
Net loss for the period		(2,227,122)	(1,838,427)
Less: net profit attributable to the non-controlling interest		8,955	9,167
Net loss attributable to equity holders of the Company		(2,236,077)	(1,847,594)
Revenue [Member]
Disclosure of operating segments [line items]
Revenues	[1]	18,207,186	17,566,844
Secured Logistics [Member] | Revenue [Member]
Disclosure of operating segments [line items]
Revenues	[1]	17,060,535	15,761,944
Secured Logistics [Member] | Foreign Exchange Losses, Net [Member]
Foreign exchange (gain) losses, net:
Foreign exchange losses, net		(4,793)	(1,544)
Secured Logistics [Member] | Finance Costs [Member]
Finance income (costs), net:
Finance costs		(56,670)	(41,598)
AI&Robotics Solution [Member] | Revenue [Member]
Disclosure of operating segments [line items]
Revenues	[1]	107,470	131,142
AI&Robotics Solution [Member] | Foreign Exchange Losses, Net [Member]
Foreign exchange (gain) losses, net:
Foreign exchange losses, net		1,865	(30,030)
AI&Robotics Solution [Member] | Finance Costs [Member]
Finance income (costs), net:
Finance costs		(6,153)	(16,462)
General Security Solutions [Member] | Revenue [Member]
Disclosure of operating segments [line items]
Revenues	[1]	1,039,181	1,673,758
General Security Solutions [Member] | Finance Costs [Member]
Finance income (costs), net:
Finance costs		131	(1,877)
Corporate and Others [Member] | Foreign Exchange Losses, Net [Member]
Foreign exchange (gain) losses, net:
Foreign exchange losses, net		(16,138)	(17,467)
Corporate and Others [Member] | Finance Costs [Member]
Finance income (costs), net:
Finance costs		313,026	239,864
Operating Loss [Member] | Secured Logistics [Member]
Disclosure of operating segments [line items]
Operating loss		541,031	770,737
Operating Loss [Member] | AI&Robotics Solution [Member]
Disclosure of operating segments [line items]
Operating loss		(1,109,880)	(504,612)
Operating Loss [Member] | General Security Solutions [Member]
Disclosure of operating segments [line items]
Operating loss		(193,447)	(109,979)
Operating Loss [Member] | Corporate and Others [Member]
Disclosure of operating segments [line items]
Operating loss	[2]	$ (1,718,465)	$ (2,238,008)

[1]	The Company has no intersegment revenues.
[2]	Includes impairment of goodwill on acquired subsidiaries, non-cash compensation, legal and professional fees and consultancy fees for the Company.